Fair Value of Measurements - Changes in the fair value (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Fair Value of Measurements
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other (expenses) income, net	Other (expenses) income, net			Interest expense
Convertible promissory notes
Fair Value of Measurements
Fair value as of beginning of period	$ 34,033	$ 31,166	$ 31,166	$ 56,996	$ 56,996
Change in fair value	1,203	(549)	1,428	450
Conversion	(41,209)
Conversion of convertible promissory notes			(61)	(33,140)
Repayment of convertible promissory notes			(500)	(1,140)
Transfer of convertible promissory notes to bank borrowings				(1,000)
Borrowing	16,290		2,000	9,000
Fair value as of end of period	10,317	$ 30,617	$ 34,033	$ 31,166	$ 34,033
Warrant liabilities
Fair Value of Measurements
Assumed at closing	5,958
Change in fair value	4,626
Fair value as of end of period	$ 10,584